Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations1 [Abstract]
Details of the Purchase Price Allocation by Year of Acquisition

Details of our preliminary purchase price allocation in the year of acquisition are as follows:

Impakt
Current assets, net of $5.9 of cash acquired	$46.7
Property, plant and equipment and other long-term assets	20.9
Customer intangible assets and computer software assets	223.0
Goodwill	111.2
Current liabilities	(23.8)
Deferred income taxes	(52.6)
$325.4
Details of our preliminary purchase price allocation in the year of acquisition are as follows:

Atrenne
Current assets, net of $1.1 of cash acquired	$31.5
Property, plant and equipment	7.8
Customer intangible assets and computer software assets	51.0
Goodwill	64.0
Current liabilities	(8.5)
Deferred income taxes and other-long-term liabilities	(4.1)
$141.7